UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [  ]; Amendment Number: __
This Amendment (Check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Archon Partners LLC
Address:           152 W. 57th Street
                   New York, NY  10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christine Olenchalk
Title:  Chief Financial Officer
Phone:  (212) 484-3109


Signature, Place, and Time of Signing:


/s/ Christine Olenchalk              New York, NY               January 30, 2009
-----------------------

Report Type (Check only one):

[x] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

Other Managers Reporting for this Manager:  none

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:         112,586
                                            (thousands)

List of Other Included Managers:                    N/A



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

                                      Title               Value     Share or   Sh/   Put/  Investment   Other     Voting Authority
Name of Issuer                      of Class    Cusip    (x$1000)   Prn Amt    Prn   Call  Discretion  Managers  Sole   Shared  None
--------------                      --------    -----    --------   -------    ---   ----  ----------  --------  ----   ------  ----
AAR CORP CMN                           COM    000361105     359       19,500    SH            sole               19,500    0     0
AFLAC INCORPORATED CMN                 COM    001055102   4,997      109,000    SH            sole              109,000    0     0
AMR CORP (DEL) CMN                     COM    001765106   3,937      369,000    SH            sole              369,000    0     0
AT&T INC CMN                           COM    00206R102   1,454       51,000    SH            sole               51,000    0     0
AIRTRAN HOLDINGS INC CMN               COM    00949P108     178       40,000    SH            sole               40,000    0     0
ALLEGIANT TRAVEL CO CMN                COM    01748X102     291        6,000    SH            sole                6,000    0     0
ALMOST FAMILY INC CMN                  COM    020409108       9          200    SH            sole                  200    0     0
AMGEN INC. CMN                         COM    031162100   4,857       84,100    SH            sole               84,100    0     0
BRISTOL-MYERS SQUIBB COMPANY CMN       COM    110122108   5,699      245,100    SH            sole              245,100    0     0
BUCYRUS INTERNATIONAL INC CMN          COM    118759109   1,396       75,400    SH            sole               75,400    0     0
CALIFORNIA WATER SERVICE GROUP
  HOLDING COMPANY                      COM    130788102     710       15,300    SH            sole               15,300    0     0
CHUBB CORP CMN                         COM    171232101   5,467      107,200    SH            sole              107,200    0     0
CONOCOPHILLIPS CMN                     COM    20825C104   4,403       85,000    SH            sole               85,000    0     0
DELTA AIR LINES, INC. CMN              COM    247361702   2,028      177,000    SH            sole              177,000    0     0
FIRST SOLAR, INC. CMN                  COM    336433107     166        1,200    SH            sole                1,200    0     0
GENTIVA HEALTH SERVICES INC CMN        COM    37247A102      50        1,700    SH            sole                1,700    0     0
GLAXOSMITHKLINE PLC SPONSORED
  ADR CMN                              COM    37733W105   4,021      107,900    SH            sole              107,900    0     0
GREEN MNTN COFFEE ROASTERS INC CMN     COM    393122106      77        2,000    SH            sole                2,000    0     0
INTEL CORPORATION CMN                  COM    458140100   4,413      301,000    SH            sole              301,000    0     0
JOHNSON & JOHNSON CMN                  COM    478160104   4,966       83,000    SH            sole               83,000    0     0
KRAFT FOODS INC CMN CLASS A            COM    50075N104   4,444      165,500    SH            sole              165,500    0     0
LABORATORY CORPORATION OF AMER*ICA
  HOLDINGS CMN                         COM    50540R409   4,509       70,000    SH            sole               70,000    0     0
LORILLARD, INC. CMN                    COM    544147101   3,099       55,000    SH            sole               55,000    0     0
LOWES COMPANIES INC CMN                COM    548661107   4,078      189,500    SH            sole              189,500    0     0
MARKET VECTORS ETF TR- GLOBAL
  AGRIBUSINESS ETF ETF                 ETF    57060U605     116        4,165    SH            sole                4,165    0     0
MCCORMICK & CO NON VTG SHRS CMN        COM    579780206   3,696      116,000    SH            sole              116,000    0     0
NOVO-NORDISK A/S ADR ADR CMN           COM    670100205   3,597       70,000    SH            sole               70,000    0     0
PFIZER INC. CMN                        COM    717081103   9,911      559,600    SH            sole              559,600    0     0
PHILIP MORRIS INTL INC CMN             COM    718172109   6,527      150,000    SH            sole              150,000    0     0
PULTE HOMES, INC. CMN                  COM    745867101     101        9,200    SH            sole                9,200    0     0
REPUBLIC SERVICES INC CMN              COM    760759100   2,199       88,700    SH            sole               88,700    0     0
RYANAIR HOLDINGS PLC ADR SPONSORED
  ADR CMN                              COM    783513104     198        6,800    SH            sole                6,800    0     0
SYSCO CORPORATION CMN                  COM    871829107   4,129      180,000    SH            sole              180,000    0     0
VERIZON COMMUNICATIONS INC. CMN        COM    92343V104   4,858      143,300    SH            sole              143,300    0     0
VISA INC. CMN CLASS A                  COM    92826C839   3,262       62,200    SH            sole               62,200    0     0
WELLS FARGO & CO (NEW) CMN             COM    949746101   4,525      153,500    SH            sole              153,500    0     0
YUM! BRANDS INC CMN                    COM    988498101   3,859      122,500    SH            sole              122,500    0     0

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